Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of additional information related to operating leases

	As of December 31,
	2021	2020
Operating lease right-of-use assets	$7,881	$8,983
Operating lease liabilities, current	$5,367	$3,536
Operating lease liabilities, noncurrent	$5,159	$8,824
Weighted-average remaining lease term (in years)	2.0	3.4
Weighted-average discount rate	4.9%	5.0%

Schedule of future undiscounted lease payments under operating leases

	Lease Payment	Sublease	Net Lease
	Obligation	Income	Obligation
2022	5,762	(349)	5,413
2023	4,030	(349)	3,681
2024	936	(349)	587
2025	393	(204)	189
2026	—	—	—
Total undiscounted lease payments	$11,121	$(1,251)	$9,870
Less: Imputed interest	595
Present value of future lease payments	$10,526
Less: operating lease liabilities, current	5,367
Operating lease liabilities, noncurrent	$5,159